Consolidation of Variable Interest Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidation of Variable Interest Entities

Note 4. Consolidation of Variable Interest Entities

Effective April 1, 2014, the Company’s stockholder was transferred the controlling interest of Strike the Gold Foods Ltd. (“Strike”), a related party entity based in the United Kingdom. The Company concluded that Strike is a VIE and the Company is the primary beneficiary of Strike, in accordance with ASC 810, Consolidation. Therefore, the Company consolidated Strike in its financial statements. Strike’s activities are reflected in the Company’s financial statements starting on April 1, 2014, the effective date of the controlling interest transfer. Strike was not a VIE of the Company and the Company was not the primary beneficiary of Strike prior to the effective date of the controlling interest transfer of April 1, 2014. Strike’s equity is classified as non-controlling interest in the Company’s financial statements since the Company is not a shareholder of Strike.

The information below represents the assets, liabilities and non-controlling interest related to Strike as of March 31, 2019 and December 31, 2018.

March 31, 2019
Assets	$63,686
Liabilities	55,171
Non-controlling interest	(460,101)

December 31, 2018
Assets	$177,352
Liabilities	95,720
Non-controlling interest	(440,883)

Note 4.	Consolidation of Variable Interest Entities

Effective April 1, 2014, the Company’s stockholder was transferred the controlling interest of Strike (see Note 2). The Company concluded that Strike is a VIE and the Company is the primary beneficiary of Strike, in accordance with ASC 810, Consolidation. Therefore, the Company consolidated Strike in its financial statements. Strike’s activities are reflected in the Company’s financial statements starting on April 1, 2014, the effective date of the controlling interest transfer. Strike was not a VIE of the

Company and the Company was not the primary beneficiary of Strike prior to the effective date of the controlling interest transfer of April 1, 2014. Strike’s equity is classified as non-controlling interest in the Company’s financial statements since the Company is not a shareholder of Strike.

The information below represents the assets, liabilities and non-controlling interest related to Strike as of December 31, 2018 and December 31, 2017.

December 31, 2018
Assets	$177,352
Liabilities	95,720
Non-controlling interest	(440,883)

December 31, 2017
Assets	$422,358
Liabilities	318,073
Non-controlling interest	(424,081)